Loans to Customers - Schedule of Gross Carrying Amount and Related Allowance for Impairment Losses on Loans to Customers by Stage (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of loans to customers [line items]
Gross loans to customers	₸ 4,478,489	₸ 3,369,512
Allowance for impairment losses	(242,532)	(214,702)
Carrying amount	4,235,957	3,154,810
POCI
Disclosure of loans to customers [line items]
Gross loans to customers	10,504	4,754
Allowance for impairment losses	(261)
Carrying amount	10,243	4,754
Stage 1 - 12-month ECL
Disclosure of loans to customers [line items]
Gross loans to customers	4,048,478	3,058,897
Allowance for impairment losses	(59,939)	(67,604)
Carrying amount	3,988,539	2,991,293
Stage 2 - Lifetime ECL
Disclosure of loans to customers [line items]
Gross loans to customers	55,804	40,934
Allowance for impairment losses	(16,290)	(11,785)
Carrying amount	39,514	29,149
Stage 3 - Lifetime ECL
Disclosure of loans to customers [line items]
Gross loans to customers	363,703	264,927
Allowance for impairment losses	(166,042)	(135,313)
Carrying amount	₸ 197,661	₸ 129,614